UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2007
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               01-22-2007
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          131
                                         -----------

Form 13F Information Table Value Total:  $   161,807
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:           ITEM 3:           ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                   CUSIP             FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS    NUMBER            VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ------            -----------    ------      ----------     --------    ---------
Russell Large Blend              COMMON STOCK                        8,574,830      107,724       SOLE           SOLE      SOLE
Exxon Mobil Corporation          COMMON STOCK     91927806           8,218,674       87,722       SOLE           SOLE      SOLE
Nasdaq 100 Shares                COMMON STOCK                        7,867,238      153,597       SOLE           SOLE      SOLE
EAFE Foreign                     COMMON STOCK                        6,117,976       77,936       SOLE           SOLE      SOLE
Russell Large Value              COMMON STOCK                        5,799,748       72,271       SOLE           SOLE      SOLE
Sabine Royalty Trust             COMMON STOCK     785688102          3,803,756       88,707       SOLE           SOLE      SOLE
Procter & Gamble                 COMMON STOCK     742718109          3,579,445       48,753       SOLE           SOLE      SOLE
Apple Computer Inc               COMMON STOCK                        3,435,103       17,342       SOLE           SOLE      SOLE
Cisco Systems                    COMMON STOCK     17275R102          3,391,425      125,284       SOLE           SOLE      SOLE
Russell MidCap Value             COMMON STOCK                        3,309,409       23,461       SOLE           SOLE      SOLE
Apache Corp                      COMMON STOCK                        3,270,722       30,414       SOLE           SOLE      SOLE
Peabody Energy Corporation       COMMON STOCK                        2,865,459       46,487       SOLE           SOLE      SOLE
Goldman Sachs Group Inc          COMMON STOCK                        2,849,413       13,250       SOLE           SOLE      SOLE
AllianceBernstein Holding LP     COMMON STOCK     18548107           2,717,278       36,110       SOLE           SOLE      SOLE
Dow Jones Industrial Average     COMMON STOCK                        2,696,067       20,340       SOLE           SOLE      SOLE
Chevron Corp                     COMMON STOCK     166741100          2,485,378       26,630       SOLE           SOLE      SOLE
Devon Energy Corp New            COMMON STOCK                        2,473,032       27,815       SOLE           SOLE      SOLE
AT&T Inc.                        COMMON STOCK                        2,383,840       57,359       SOLE           SOLE      SOLE
EMC Corp Mass                    COMMON STOCK     268648102          2,207,219      119,116       SOLE           SOLE      SOLE
Stryker Corp                     COMMON STOCK                        2,191,538       29,330       SOLE           SOLE      SOLE
FPL Group                        COMMON STOCK                        2,158,115       31,840       SOLE           SOLE      SOLE
Altria Group                     COMMON STOCK                        2,114,502       27,977       SOLE           SOLE      SOLE
General Electric                 COMMON STOCK     369604103          2,106,836       56,834       SOLE           SOLE      SOLE
AmeriGas Partners LP             COMMON STOCK     30975106           2,034,638       56,455       SOLE           SOLE      SOLE
Plum Creek Timber Co             COMMON STOCK     729251108          2,028,753       44,065       SOLE           SOLE      SOLE
EAFE Foreign Value               COMMON STOCK                        1,973,660       27,431       SOLE           SOLE      SOLE
XTO Energy Inc                   COMMON STOCK                        1,940,535       37,783       SOLE           SOLE      SOLE
Buckeye Partners LP              COMMON STOCK                        1,911,673       38,690       SOLE           SOLE      SOLE
United Technologies              COMMON STOCK     913017109          1,877,526       24,530       SOLE           SOLE      SOLE
Anadarko Petroleum               COMMON STOCK     32511107           1,750,639       26,650       SOLE           SOLE      SOLE
Google Inc Class A               COMMON STOCK                        1,721,785        2,490       SOLE           SOLE      SOLE
Abbott Laboratories              COMMON STOCK     2824100            1,638,906       29,188       SOLE           SOLE      SOLE
San Juan Basin Royal Tr          COMMON STOCK     798241105          1,537,062       46,075       SOLE           SOLE      SOLE
U S Bancorp Del                  COMMON STOCK                        1,442,107       45,435       SOLE           SOLE      SOLE
Xcel Energy Inc                  COMMON STOCK                        1,427,620       63,253       SOLE           SOLE      SOLE
Verizon Communications           COMMON STOCK     92343V104          1,397,119       31,978       SOLE           SOLE      SOLE
Expeditors Int'l                 COMMON STOCK                        1,328,783       29,740       SOLE           SOLE      SOLE
Pepsico Inc.                     COMMON STOCK     997134101          1,286,201       16,946       SOLE           SOLE      SOLE
Microsoft Corporation            COMMON STOCK     594918104          1,274,765       35,808       SOLE           SOLE      SOLE
Bank of America Corp             COMMON STOCK                        1,259,173       30,518       SOLE           SOLE      SOLE
Bristol-Myers Squibb             COMMON STOCK     110122108          1,225,423       46,207       SOLE           SOLE      SOLE
Southern Company                 COMMON STOCK     842587107          1,187,688       30,650       SOLE           SOLE      SOLE
Merck & Co.                      COMMON STOCK     58933107           1,022,910       17,603       SOLE           SOLE      SOLE
Russell Large Growth             COMMON STOCK     464287614          1,003,174       16,505       SOLE           SOLE      SOLE
Public Storage Inc.              COMMON STOCK                          980,758       13,360       SOLE           SOLE      SOLE
Sherwin Williams                 COMMON STOCK                          963,348       16,598       SOLE           SOLE      SOLE
Johnson & Johnson                COMMON STOCK     478160104            955,011       14,318       SOLE           SOLE      SOLE
Russell Small Cap Value          COMMON STOCK                          925,614       13,133       SOLE           SOLE      SOLE
Wells Fargo                      COMMON STOCK     949746101            912,010       30,209       SOLE           SOLE      SOLE
Franklin Resources Inc.          COMMON STOCK     354613101            910,291        7,955       SOLE           SOLE      SOLE
BHP Billiton                     COMMON STOCK     88606108             909,119       12,980       SOLE           SOLE      SOLE
EOG Resources                    COMMON STOCK     293562104            893,393       10,010       SOLE           SOLE      SOLE
Emerson Electric Company         COMMON STOCK     291011104            893,245       15,765       SOLE           SOLE      SOLE
Vodafone Group New ADR           COMMON STOCK                          887,134       23,771       SOLE           SOLE      SOLE
3M Company                       COMMON STOCK     604059105            885,866       10,506       SOLE           SOLE      SOLE
Dow Jones Sel Dividen            COMMON STOCK                          880,289       13,650       SOLE           SOLE      SOLE
BP PLC                           COMMON STOCK     55622104             879,503       12,020       SOLE           SOLE      SOLE
General Dynamics Corp            COMMON STOCK                          865,873        9,730       SOLE           SOLE      SOLE
Target Corp                      COMMON STOCK     872540109            838,450       16,769       SOLE           SOLE      SOLE
Hewlett Packard Company          COMMON STOCK     428236103000         796,372       15,776       SOLE           SOLE      SOLE
Questar Corporation              COMMON STOCK                          789,644       14,596       SOLE           SOLE      SOLE
Intel Corporation                COMMON STOCK     458140100            774,633       29,056       SOLE           SOLE      SOLE
Russell Small Cap                COMMON STOCK     464287655            734,602        9,676       SOLE           SOLE      SOLE
Sector Spdr Engy Select          COMMON STOCK                          731,766        9,222       SOLE           SOLE      SOLE
J M Smuckers Co New              COMMON STOCK                          725,613       14,106       SOLE           SOLE      SOLE
Diageo PLC ADR                   COMMON STOCK                          674,624        7,860       SOLE           SOLE      SOLE
Alcoa Inc.                       COMMON STOCK     13817101             674,348       18,450       SOLE           SOLE      SOLE
Jacobs Engineering Group         COMMON STOCK                          662,577        6,930       SOLE           SOLE      SOLE
Schlumberger Ltd.                COMMON STOCK     80685718001          646,193        6,569       SOLE           SOLE      SOLE
Water Resources ETF              COMMON STOCK                          638,469       29,835       SOLE           SOLE      SOLE
Healthcare Realty Trust          COMMON STOCK     421946104            638,178       25,135       SOLE           SOLE      SOLE
Noble Corporation                COMMON STOCK                          626,413       11,085       SOLE           SOLE      SOLE
Wal Mart Stores Inc.             COMMON STOCK                          613,612       12,910       SOLE           SOLE      SOLE
WP Carey & Co LLC                COMMON STOCK                          599,758       18,065       SOLE           SOLE      SOLE
Duke Energy                      COMMON STOCK     264399106            586,261       29,066       SOLE           SOLE      SOLE
UnitedHealth Group               COMMON STOCK     910581107            577,053        9,915       SOLE           SOLE      SOLE
Zimmer Holdings Inc              COMMON STOCK     98956P102            573,785        8,674       SOLE           SOLE      SOLE
Apartment Invt & Mgmt A          COMMON STOCK     03748R101            570,649       16,431       SOLE           SOLE      SOLE
Citigroup Inc.                   COMMON STOCK     172967101            567,456       19,275       SOLE           SOLE      SOLE
Enerplus Res FD                  COMMON STOCK                          560,700       14,000       SOLE           SOLE      SOLE
Walgreen Company                 COMMON STOCK     931422109            530,454       13,930       SOLE           SOLE      SOLE
McDonald's                       COMMON STOCK                          502,974        8,538       SOLE           SOLE      SOLE
Pfizer Incorporated              COMMON STOCK     717081103            491,514       21,624       SOLE           SOLE      SOLE
Ecolab Inc                       COMMON STOCK                          477,021        9,315       SOLE           SOLE      SOLE
Coca-Cola Co.                    COMMON STOCK     191216100            462,853        7,542       SOLE           SOLE      SOLE
Clorox Co.                       COMMON STOCK                          462,707        7,100       SOLE           SOLE      SOLE
Hospitality Pptys TRUST          COMMON STOCK                          446,730       13,865       SOLE           SOLE      SOLE
Walt Disney                      COMMON STOCK     254687106            441,429       13,675       SOLE           SOLE      SOLE
Nike Inc. Cl B                   COMMON STOCK     654106103            439,723        6,845       SOLE           SOLE      SOLE
Bard C R Incorporated            COMMON STOCK                          439,398        4,635       SOLE           SOLE      SOLE
Sector Spdr Materials Fd         COMMON STOCK                          412,288        9,887       SOLE           SOLE      SOLE
Ingersoll Rand                   COMMON STOCK                          408,936        8,800       SOLE           SOLE      SOLE
Keycorp Inc New                  COMMON STOCK                          400,995       17,100       SOLE           SOLE      SOLE
Cree Inc                         COMMON STOCK                          381,421       13,885       SOLE           SOLE      SOLE
I Shares Tr DJ US Utils          COMMON STOCK                          378,917        3,700       SOLE           SOLE      SOLE
Polaris Industries               COMMON STOCK     731068102            378,816        7,930       SOLE           SOLE      SOLE
Powershares CleanTech ETF        COMMON STOCK                          376,706       10,552       SOLE           SOLE      SOLE
Medtronic Inc.                   COMMON STOCK     585055106            368,479        7,330       SOLE           SOLE      SOLE
General Mills Inc.               COMMON STOCK     370334104            367,935        6,455       SOLE           SOLE      SOLE
Waste Management Inc Del         COMMON STOCK                          360,840       11,045       SOLE           SOLE      SOLE
Johnson Controls Inc             COMMON STOCK                          358,598        9,950       SOLE           SOLE      SOLE
Ultra Petroleum Corp             COMMON STOCK                          357,500        5,000       SOLE           SOLE      SOLE
iShares Tr Nasdaq Bio Fd         COMMON STOCK                          355,163        4,375       SOLE           SOLE      SOLE
IBM                              COMMON STOCK     459200101            348,406        3,223       SOLE           SOLE      SOLE
Cedar Fair L P Dep Uts           COMMON STOCK                          338,291       16,010       SOLE           SOLE      SOLE
Barrick Gold                     COMMON STOCK                          336,400        8,000       SOLE           SOLE      SOLE
American Express Company         COMMON STOCK     25816109             318,883        6,130       SOLE           SOLE      SOLE
Heinz H J Co                     COMMON STOCK     423074103            317,284        6,797       SOLE           SOLE      SOLE
Russell 3000                     COMMON STOCK                          313,715        3,717       SOLE           SOLE      SOLE
Medco Health Solutions           COMMON STOCK                          304,200        3,000       SOLE           SOLE      SOLE
Wilderhill Clean Energy ETF      COMMON STOCK                          301,129       10,875       SOLE           SOLE      SOLE
Deere & Company                  COMMON STOCK     244199105            277,498        2,980       SOLE           SOLE      SOLE
FedEx Corp                       COMMON STOCK                          271,523        3,045       SOLE           SOLE      SOLE
Japan                            COMMON STOCK                          259,275       19,509       SOLE           SOLE      SOLE
Nokia Corp                       COMMON STOCK     654902204            252,798        6,585       SOLE           SOLE      SOLE
Precision Castparts Corp         COMMON STOCK                          249,660        1,800       SOLE           SOLE      SOLE
Costco Companies Inc             COMMON STOCK                          243,114        3,485       SOLE           SOLE      SOLE
Lehman Aggregate                 COMMON STOCK                          240,886        2,381       SOLE           SOLE      SOLE
Donaldson Company Inc            COMMON STOCK                          229,581        4,950       SOLE           SOLE      SOLE
Fifth Third Bancorp              COMMON STOCK                          226,798        9,025       SOLE           SOLE      SOLE
Starbucks                        COMMON STOCK     8552441              224,658       10,975       SOLE           SOLE      SOLE
Colgate Palmolive                COMMON STOCK     194162103            221,952        2,847       SOLE           SOLE      SOLE
Russell MidCap                   COMMON STOCK                          205,216        1,982       SOLE           SOLE      SOLE
Oracle Corp.                     COMMON STOCK     68389X105            202,701        8,977       SOLE           SOLE      SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                          202,080        2,400       SOLE           SOLE      SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                           88,868      254,200       SOLE           SOLE      SOLE
Galaxy Energy Corp               COMMON STOCK                              520       16,000       SOLE           SOLE      SOLE
Pop N Go Inc                     COMMON STOCK     732816103                115       12,800       SOLE           SOLE      SOLE
Ben Ezra Weinstein New           COMMON STOCK                               20       50,000       SOLE           SOLE      SOLE
Intl Cavitation Tech             COMMON STOCK                                4       40,000       SOLE           SOLE      SOLE
Pacer Energy                     COMMON STOCK                                0       35,000       SOLE           SOLE      SOLE